Risk management - Summary forborne portfolio by forberance type (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Forborne assets	€ 13,089	€ 16,438
% of total portfolio	1.50%	2.00%
Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 6,063	€ 8,359
% of total portfolio	1.80%	2.70%
Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	€ 7,026	€ 8,080
% of total portfolio	1.40%	1.60%
Percentage of forborne assets	1.40%
Forbearance
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	€ (3,300)
Forbearance | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	6,100	€ 8,400
Increase (decrease) of forborne assets	€ (2,300)
Percentage of forborne assets	1.80%	2.70%
Forbearance | Retail Banking
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	€ (1,100)
Loan modification
Disclosure of credit risk exposure [line items]
Forborne assets	€ 11,881	€ 15,317
% of total portfolio	1.40%	1.90%
Refinancing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 1,208	€ 1,121
% of total portfolio	0.10%	0.10%
Of which: performing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 8,047	€ 10,853
Of which: performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	3,919	5,880
Of which: performing | Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	4,128	4,973
Of which: performing | Forbearance | Wholesale Banking
Disclosure of credit risk exposure [line items]
Increase (decrease) of forborne assets	(2,000)
Of which: performing | Loan modification
Disclosure of credit risk exposure [line items]
Forborne assets	7,550	10,428
Of which: performing | Refinancing
Disclosure of credit risk exposure [line items]
Forborne assets	497	426
Of which: non-performing
Disclosure of credit risk exposure [line items]
Forborne assets	5,042	5,585
Of which: non-performing | Wholesale Banking
Disclosure of credit risk exposure [line items]
Forborne assets	2,144	2,478
Of which: non-performing | Retail Banking
Disclosure of credit risk exposure [line items]
Forborne assets	2,898	3,107
Of which: non-performing | Loan modification
Disclosure of credit risk exposure [line items]
Forborne assets	4,331	4,889
Of which: non-performing | Refinancing
Disclosure of credit risk exposure [line items]
Forborne assets	€ 711	€ 695